UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham              San Francisco, CA   February 11, 2007

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      750,639 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER           TITLE                VALUE             SH/  PUT  INV  OTH    VOTING AUTH
                         OF      CUSIP        X1000   SHARES    PRN  /    .    ER
                         CLASS                                       CAL  DIS  MGR
                                                                     L    C
                                                                                    SOLE  SHR  NON
                                                                                                E
FOCUS MEDIA HLDG LTD     COMMON  34415V109    16100   242500   SH        SOLE      242500
GIGAMEDIA LTD            COMMON  Y2711Y104    13089   1339689  SH        SOLE      1339689
NEW ORIENTAL EDUCATION   COMMON  647581107    714     21300    SH        SOLE      21300
AND
REDIFF.COM INDIA LTD     COMMON  757479100    5552    301760   SH        SOLE      301760
STMICROELECTRONICS       COMMON  861012102    2760    150000   SH        SOLE      150000
THE9 LTD                 COMMON  88337K104    9988    310000   SH        SOLE      310000
ADVENT SOFTWARE INC      COMMON  007974108    57111   1618338  SH        SOLE      1618338
AMERICAN TOWER SYS CORP  COMMON  029912201    79719   2138391  SH        SOLE      2138391
AVAYA INC                COMMON  053499109    6011    430000   SH        SOLE      430000
BAIDU COM INC            COMMON  056752108    13635   121000   SH        SOLE      121000
CADENCE DESIGN SYSTEMS   COMMON  127387108    3045    170000   SH        SOLE      170000
INC
COMPUTER PROGRAMS & SYS  COMMON  205306103    2209    65000    SH        SOLE      65000
INC
COMVERSE TECHNOLOGY INC  COMMON  205862402    30240   1432500  SH        SOLE      1432500
NEW
COVANTA HOLDING          COMMON  22282E102    3158    143300   SH        SOLE      143300
CORPORATION
CROWN CASTLE INTL CORP   COMMON  228227104    10805   334514   SH        SOLE      334514
EMC CORP-MASS            COMMON  268648102    12685   961000   SH        SOLE      961000
ESCHELON TELECOM INC     COMMON  296290109    12489   630443   SH        SOLE      630443
FISERV INC               COMMON  337738108    10222   195000   SH        SOLE      195000
FTI CONSULTING INC       COMMON  302941109    5160    185000   SH        SOLE      185000
FU JI FOOD AND CATERING  COMMON  G3685B104    10603   4103000  SH        SOLE      4103000
GARTNER GROUP INC NEW-   COMMON  366651107    46882   2368965  SH        SOLE      2368965
CL A
GATEHOUSE MEDIA INC      COMMON  367348109    11739   632500   SH        SOLE      632500
IDEARC INC               COMMON  451663108    9858    344100   SH        SOLE      344100
ISILON SYS INC           COMMON  46432L104    369     13500    SH        SOLE      13500
LAMAR ADVERTISING CO-CL  COMMON  512815101    56318   861260   SH        SOLE      861260
A
LATTICE SEMICONDUCTOR    COMMON  518415104    31053   4792054  SH        SOLE      4792054
CORP
LAWSON SOFTWARE INC      COMMON  52078P102    4582    620000   SH        SOLE      620000
LEAP WIRELSS INTL INC    COMMON  521863308    50570   850349   SH        SOLE      850349
MCAFEE INC               COMMON  579064106    5676    200000   SH        SOLE      200000
MOVE INC                 COMMON  62458M108    35272   6401510  SH        SOLE      6401510
NASDAQ 100 SHARES        COMMON  631100104    49418   1145000  SH   PUT  SOLE      1145000
NTELOS HOLDINGS CORP     COMMON  67020Q107    6830    382009   SH        SOLE      382009
NUANCE COMMUNICATIONS    COMMON  67020Y100    10887   950000   SH        SOLE      950000
INC
ORASCOM TELECOM S A E    COMMON  4007739      21457   325100   SH        SOLE      325100
PER-SE TECHNOLOGIES INC  COMMON  713569309    48462   1744492  SH        SOLE      1744492
QUALCOMM INC             COMMON  747525103    6046    160000   SH        SOLE      160000
RIVERBED TECHNOLOGY INC  COMMON  768573107    5204    169500   SH        SOLE      169500
SAFENET INC              COMMON  78645R107    8618    360000   SH        SOLE      360000
SAIC INC                 COMMON  78390X101    15536   873300   SH        SOLE      873300
SAVVIS INC               COMMON  805423308    14173   396900   SH        SOLE      396900
SEMICONDUCTOR HOLDRS TR  COMMON  816636203    6394    190000   SH   CAL  SOLE      190000
                                                                    L



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